Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of lease liabilities

The Company has leases for manufacturing facilities, office space, and warehouse. The lease liabilities consist of leases of buildings. The leases have been discounted using interest rates between 3.42% - 6.76%.

	December 31,
	2024	2023
	$	$
Balance – Beginning of year	1,698	1,932
Acquisition of Aeterna (note 5)	201	-
Additions	992	-
Interest paid as charged to net loss as other finance costs	87	95
Payment against lease liabilities	(421)	(370)
Modification of lease liability	(106)	-
Impact of foreign exchange rate changes	(141)	41
Balances – End of the year	2,310	1,698
Current lease liabilities	271	299
Non-current lease liabilities	2,039	1,399

Summary of future lease payments	Future lease payments as of December 31, 2024, are as follows:
Amount
$
Less than 1 year	395
1 – 3 years	619
4 – 5 years	604
1,618